Note 12 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of deferred income taxes [text block]
	December 31, 2018	December 31, 2017	December 31, 2016
Loss before income taxes	$(3,511,667)	$(5,231,295)	$(4,023,504)
Statutory rate	27.00%	26.00%	26.00%

Expected income tax	(948,150)	(1,360,137)	(1,046,111)
Effect of different tax rates in foreign jurisdictions	(38,010)	9,728	343
Non-deductible share-based payments	353,360	700,198	485,943
Other permanent items	2,766	3,360	2,022
Change in deferred tax assets not recognized	151,738	1,921,226	3,518,776
Impact of change in tax rates	-	(348,020)	-
Impact of change in expected manner of recovery	-	-	853,274
Share issuance costs	(172,294)	(399,602)	(39,241)
True-ups and other	650,590	(526,753)	(3,775,006)
Deferred income tax (recovery) expenses	$-	$-	$-

Disclosure of deferred tax assets and liabilities [text block]
	December 31, 2018	December 31, 2017

Deferred tax assets
Non-capital losses	$4,282,555	$4,282,555

Deferred tax liabilities
Exploration and evaluation assets	(5,717,437)	(5,717,437)

Net deferred tax liabilities	$(1,434,882)	$(1,434,882)

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
	December 31, 2018	December 31, 2017

Non-capital loss carry forwards	$18,758,080	$17,803,193
Capital loss carry forwards	24,538,993	24,538,993
Exploration and evaluation assets	8,221,842	8,221,842
Share issue costs	1,554,264	1,778,234
Property, plant and equipment	483,609	10,127
Cumulative eligible capital deduction	-	507,429
Investment tax credit	239,849	239,849
	$53,796,637	$53,099,667